SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of information about consolidated structured entities [line items]
Revenue	$ 1,651	$ 1,519	$ 3,271	$ 3,047
Net income attributable to unitholders	534	239	1,064	73
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0	0
Net income attributable to unitholders	198	88	394	27
BOP Split
Disclosure of information about consolidated structured entities [line items]
Revenue	26	0	14	0
Net income attributable to unitholders	161	(47)	111	(215)
BPO
Disclosure of information about consolidated structured entities [line items]
Revenue	42	72	75	144
Net income attributable to unitholders	(257)	(31)	(328)	(381)
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Revenue	222	167	463	329
Net income attributable to unitholders	534	239	1,064	73
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Revenue	14	0	15	0
Net income attributable to unitholders	0	0	0	0
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Revenue	1,347	1,280	2,704	2,574
Net income attributable to unitholders	$ (102)	$ (10)	$ (177)	$ 569